Basis of Presentation - Fair Value Measurement (Details) - DKK (kr) kr in Thousands	Jun. 30, 2019	Dec. 31, 2018
Basis of Presentation
Marketable securities	kr 6,368,090	kr 5,573,187
Net Book value | Level 1
Basis of Presentation
Marketable securities	kr 6,368	kr 5,573